Intangible Assets and Goodwill (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Extraction Technology Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 16,385,157	$ 16,385,157
Accumulated Amortization		(8,943,565)	(8,124,307)
Net Book Value		7,441,592	8,260,850
Extraction Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		113,430	113,430
Accumulated Amortization		(32,250)	(25,577)
Net Book Value		81,180	87,853
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 16,498,587	16,498,587	16,498,587
Accumulated Amortization	(9,182,297)	(8,975,815)	(8,149,884)
Net Book Value	$ 7,316,290	$ 7,522,772	$ 8,348,703